Software Development Costs, net (Details) - Schedule of Future Amortization Expense on the Computer Software $ in Thousands	Dec. 31, 2022 USD ($)
Software Development Costs, net (Details) - Schedule of Future Amortization Expense on the Computer Software [Line Items]
2023	$ 729
2024	586
2025	264
2026	173
2027 and thereafter
Total	1,752
Continuing Operations [Member]
Software Development Costs, net (Details) - Schedule of Future Amortization Expense on the Computer Software [Line Items]
2023	466
2024	437
2025	189
2026	173
2027 and thereafter
Total	1,265
Discontinued Operations [Member]
Software Development Costs, net (Details) - Schedule of Future Amortization Expense on the Computer Software [Line Items]
2023	263
2024	149
2025	75
2026
2027 and thereafter
Total	$ 487